Net finance costs	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Net finance costs
6
. Net finance costs

All figures in £ millions	Notes	2025	2024	2023

Interest payable on financial liabilities at amortised cost and associated derivatives		(51)	(48)	(34)

Interest on lease liabilities	34	(20)	(22)	(23)

Interest on deferred and contingent consideration		(1)	(2)	(4)

Fair value movements on investments held at fair value	15	(7)	(11)	–

Net foreign exchange losses		(7)	(3)	–

Interest on provisions for uncertain tax positions		(3)	(7)	–

Fair value movement on derivatives		(9)	(19)	(20)

Finance costs		(98)	(112)	(81)

Interest receivable on financial assets at amortised cost		14	25	16

Interest on lease receivables	34	3	4	4

Net finance income in respect of retirement benefits	25	25	21	26

Fair value movements on investments held at fair value	15	–	–	13

Net foreign exchange gains		–	–	3

Interest on provisions for uncertain tax positions		–	5	4

Fair value movement on derivatives		6	26	10

Finance income		48	81	76

Net finance costs		(50)	(31)	(5)

Net movement in the fair value of hedges is further explained in note 16. Derivatives not
in a hedge relationship include fair value movements in the interest rate and cross-currency interest rate swaps.